Consolidated Statement of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES:
Net income	$ 1,119	$ 1,291	$ 1,604
Adjustments to reconcile to net cash provided by operations:
Depreciation and amortization	791	734	637
Cash provided (used) by changes in current assets and liabilities:
Accounts and notes receivable	21	32	(113)
Inventories	(17)	10	56
Other current assets and deferred charges	25	25	(4)
Accounts payable	(32)	(81)	135
Accrued liabilities	171	(23)	112
Affiliate accounts receivable and payable - net	(1)	42	(100)
Other, including changes in noncurrent assets and liabilities	92	103	103
Net cash provided by operating activities	2,169	2,133	2,430
FINANCING ACTIVITIES:
Proceeds from (payments of) commercial paper - net	224	0	0
Proceeds from long-term debt	2,699	2,639	1,596
Payments of long-term debt	(2,080)	(1,440)	(1,184)
Proceeds from sales of common units	1,962	2,559	0
General partner contributions	53	93	31
Distributions to limited partners and general partner	(1,846)	(1,440)	(1,124)
Contributions from noncontrolling interests	398	13	0
Excess of purchase price over contributed basis of business and investment	0	0	(123)
Contributions from (distributions to) The Williams Companies, Inc. - net	221	9	(65)
Other - net	(36)	5	(15)
Net cash provided (used) by financing activities	1,595	2,438	(884)
Property, plant and equipment:
Capital expenditures	(3,316)	(2,366)	(1,177)
Net proceeds from dispositions	3	22	5
Purchases of businesses	0	(2,049)	(41)
Purchase of businesses and investments from affiliates	25	(25)	(174)
Purchases of and contributions to equity method investments	(439)	(471)	(197)
Purchase of ARO trust investments	(58)	(34)	(41)
Proceeds from sale of ARO trust investments	46	43	56
Other - net	3	53	1
Net cash used by investing activities	(3,736)	(4,827)	(1,568)
Increase (decrease) in cash and cash equivalents	28	(256)	(22)
Cash and cash equivalents at beginning of year	82	338	360
Cash and cash equivalents at end of year	$ 110	$ 82	$ 338